Document And Entity Information	Feb. 23, 2021
Document Information [Line Items]
Entity, Registrant Name	Asensus Surgical, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 23, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-19437
Entity, Tax Identification Number	11-2962080
Entity, Address, Address Line One	635 Davis Drive
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	Morrisville
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	765-8400
Entity, Information, Former Legal or Registered Name	TransEnterix, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TRXC
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000876378